Consolidated Statements of Changes in Shareholders' Deficit (USD $)	Common Stock	Series A Preferred Stock	Series B Preferred Stock	Additional Paid-In Capital	Retained Deficit	Total
Begining balance, Amount at Mar. 31, 2011	$ 2,531			$ (156,867)	$ (14,708)	$ (169,044)
Begining balance, Shares at Mar. 31, 2011	253,090,750	10,000	8,500
Issuance of Note payable				(100,000)		(100,000)
Issuance of Series B Preferred Stock, Amount				100,000		100,000
Issuance of Series B Preferred Stock, Shares			10,000
Shares issued for convertible notes, Amount	2,178					2,178
Shares issued for convertible notes, Shares	217,780,000
Shares issued for preferred stock conversion, Amount	170			(170)
Shares issued for preferred stock conversion, Shares	17,000,000		(8,500)
Shares issued for services, Amount	223			92,752		92,975
Shares issued for services, Shares	22,250,000					177,975
Shares issued to employees, Amount	250			84,750		85,000
Shares issued to employees, Shares	25,000,000
Shares transferred to settle lawsuit				69,000		69,000
Imputed interest on related party loan				4,845		4,845
Reclassification of derivative to additional paid in capital				(566,072)		(566,072)
Net loss					(216,784)	(216,784)
Ending balance, Amount at Mar. 31, 2012	5,352			(471,762)	(231,492)	(697,902)
Ending balance, Shares at Mar. 31, 2012	535,120,750	10,000	10,000
Issuance of Note payable
Shares issued for convertible notes, Amount	6,377			131,128		137,505
Shares issued for convertible notes, Shares	637,664,432
Shares issued for services, Amount	3,312			251,028		254,340
Shares issued for services, Shares	254,340					254,340
Imputed interest on related party loan				5,449		5,449
Reclassification of derivative to additional paid in capital				443,878		443,878
Shares issued for cash, Amount	700			34,300		35,000
Shares issued for cash, Shares	70,000,000
Net loss					(392,769)	(392,769)
Ending balance, Amount at Mar. 31, 2013	$ 15,741			$ 394,021	$ (624,261)	$ (214,499)
Ending balance, Shares at Mar. 31, 2013	1,573,982,182	10,000	10,000